Electric plant, construction and related agreements	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Electric plant, construction and related agreements	Electric plant, construction and related agreements:
a. Electric plant
We, along with Georgia Power, have entered into agreements providing for the purchase and subsequent joint operation of certain electric generating plants. Each co-owner is responsible for providing their own financing. The plant investments disclosed in the table below represent our undivided interest in each plant. A summary of our plant investments and related accumulated depreciation as of December 31, 2024 and 2023 is as follows:

	2024		2023
	(dollars in thousands)
Plant	Investment	Accumulated Depreciation	Investment	Accumulated Depreciation
In-service(1)
Owned property
Vogtle Units No. 1 & No. 2 (Nuclear – 30% ownership)	$2,941,737	$(1,958,308)	$3,035,806	$(1,948,158)
Vogtle Units No. 3 and No. 4 (Nuclear – 30% ownership)(2,3)	7,966,038	(153,949)	4,771,526	(43,418)
Hatch Units No. 1 & No. 2 (Nuclear – 30% ownership)	912,629	(558,916)	1,019,809	(559,001)
Wansley Units No. 1 & No. 2 (Fossil – 30% ownership)	26,603	(23,344)	24,710	(27,152)
Scherer Unit No. 1 (Fossil – 60% ownership)	1,369,982	(690,307)	1,372,241	(660,580)
Doyle (Combustion Turbine - 100% ownership)	151,697	(130,479)	148,902	(127,378)
Rocky Mountain Units No. 1, No. 2 & No. 3 (Hydro – 75% ownership)	619,581	(319,528)	618,955	(308,827)
Hartwell (Combustion Turbine - 100% ownership)	239,570	(134,649)	233,662	(131,434)
Hawk Road (Combustion Turbine - 100% ownership)	277,099	(84,004)	272,416	(79,985)
Talbot (Combustion Turbine - 100% ownership)	310,826	(172,890)	308,837	(167,033)
Chattahoochee (Combined cycle - 100% ownership)	354,570	(172,094)	343,531	(168,292)
BC Smith (Combined cycle - 100% ownership)	413,829	(119,228)	352,005	(126,886)

	2024		2023
	(dollars in thousands)
Plant	Investment	Accumulated Depreciation	Investment	Accumulated Depreciation
TA Smith (Combined cycle - 100% ownership)	702,383	(243,554)	689,198	(228,997)
Washington County (Combustion Turbine – 100% ownership)	171,937	(94,418)	171,034	(92,498)
Baconton (Combustion Turbine – 100% ownership)	33,910	(16,900)	32,987	(16,379)
Walton County (Combustion Turbine – 100% ownership)	121,718	(43,697)	—	—
Transmission plant	173,183	(77,295)	122,452	(65,784)
Other	103,785	(64,004)	101,061	(60,710)
Property under finance lease:
Scherer Unit No. 2 (Fossil – 60% leasehold)	800,131	(644,063)	795,698	(606,226)
Total in-service	$17,691,208	$(5,701,627)	$14,414,830	$(5,418,738)

Construction work in progress	2024		2023
Hatch Units No. 1 & No. 2 (Nuclear – 30% ownership)	$29,563		$42,825
Scherer Unit No. 1 (Fossil – 60% ownership)	42,774		16,077
Vogtle Units No. 1 & No. 2 (Nuclear – 30% ownership)	22,842		27,368
Vogtle Units No. 3 and No. 4 (Nuclear – 30% ownership)(2,3)	10,623		3,128,720
Wansley Units No. 1 & No. 2 (Fossil – 30% ownership)	152		46
Environmental and other generation improvements	214,213		79,605
Total construction work in progress	$320,167		$3,294,641
__________________
(1)Amounts include plant acquisition adjustments at December 31, 2024 of $330,730,000 and December 31, 2023 of $290,725,000.
(2)Plant Vogtle Unit No. 3 was placed in service on July 31, 2023.
(3)Plant Vogtle Unite No. 4 was placed in service on April 29, 2024.
Our proportionate share of direct expenses of joint operation of the above plants is included in the corresponding operating expense captions (e.g., fuel, production) on the accompanying consolidated statements of revenues and expenses.
b. Plant Vogtle Units No. 3 and No. 4
We, Georgia Power, the Municipal Electric Authority of Georgia (MEAG), and the City of Dalton, Georgia, acting by and through its Board of Water, Light and Sinking Fund Commissioners, doing business as Dalton Utilities (collectively, the Co-owners) are parties to an Ownership Participation Agreement that, along with other agreements, governs our participation in two additional nuclear units under construction at Plant Vogtle, Units No. 3 and No. 4. The Co-owners appointed Georgia Power to act as agent under this agreement. Pursuant to this agreement, Georgia Power has designated Southern Nuclear Operating Company, Inc. as its agent for licensing, engineering, procurement and contract management.
Georgia Power placed Unit No. 3 in service on July 31, 2023 and placed Unit No. 4 in service on April 29, 2024.
Our ownership interest and proportionate share of the cost to construct Vogtle Units No. 3 and No. 4 is 30%, representing approximately 660 megawatts. As of December 31, 2024, our actual costs related to the new Vogtle units were approximately $8.3 billion, net of $1.1 billion we received from Toshiba Corporation under a Guarantee Settlement Agreement and approximately $433 million we received from Georgia Power pursuant to the cost-sharing provisions in a settlement agreement with Georgia Power. We estimate that our proportionate share of remaining additional capital costs to be incurred on the project through the end of 2025 to be $10-$15 million.
Plant Vogtle Unit No. 3 and No. 4 Production Tax Credits
In 2024 and 2023, since Plant Vogtle Units No. 3 and No. 4 were placed in service, we sold to Georgia Power approximately $72,600,000 and $21,700,000, respectively, of nuclear production tax credits ("NPTCs"), earned by us pursuant to Section 45J of the Internal Revenue Code and recognized the amounts as credits to the Production expense line item within our consolidated statements of revenues and expenses.